Derivative Instruments and Hedging Activity (Table)	6 Months Ended
Dec. 31, 2013
Derivative instruments and hedging activity
Schedule of information on the location and amounts of derivative fair values in the condensed consolidated balance sheet that are not designated as hedging instruments

	Fair Values of Derivative Instruments
	Derivative Assets(Liabilities)
		Fair Value
	Balance Sheet Location	December 31, 2013	December 31, 2012
		(in thousands)
Derivatives not designated as hedging instruments
Commodity derivative contracts	Assets	$—	$—
Commodity derivative contracts	Current Liabilities	(3,993)	—
Commodity derivative contracts	Long-term Liabilities	(37,653)	—
Total derivatives not designated as hedging instruments		$(41,646)	$—

Schedule of information on the location and amounts of derivative gains and losses in the condensed consolidated statement of operations for derivative instruments that are not designated as hedging instruments
	Amount of Gain (Loss) Recognized in Income on Derivatives
	Location of Gain (Loss)	Amount of Gain (Loss) Recognized in Income on Derivatives for the Six Months Ended
	Recoginized in Income of Derivatives	December 31, 2013	December 31, 2012
		(in thousands)
Derivatives not designated as hedging instruments
Commodity derivative contracts	Loss on derivatives	$(6,913)	$—
Total derivatives not designated as hedging instruments		$(6,913)	$—

Schedule of fair values of derivatives

(in thousands, except prices)	Volume Mmbtus/Bbls (in thousands)	Fair Value per MMBtu / Bbl	Fair value at December 31, 2013 (in thousands)
Natural gas:

Call Options:
2014	9,733	$0.35	$3,432
2015	10,696	$0.61	$6,541
2016	11,057	$0.71	$7,805
2017	11,185	$0.84	$9,421
2018	8,252	$1.04	$8,588
Total natural gas			$35,787

Oil:
Swaps:
2014	8,268	4.55	$38
2015	5,532	(3.14)	$(17)
2016	2,900	(7.50)	$(21)

Call Options:
2014	106	$5.31	$561
2015	114	$10.91	$1,244
2016	132	$11.75	$1,549
2017	120	$12.23	$1,467
2018	79	$13.07	$1,038
Total oil			$5,859
Total oil and natural gas derivatives			$41,646

Commodity derivative contracts | Natural gas derivatives
Derivative instruments and hedging activity
Schedule of derivative transactions outstanding with the associated notional volumes and weighted average underlying hedge prices

As of December 31, 2013, the following natural gas derivative transactions were outstanding with the associated notional volumes and weighted average underlying hedge prices:

Settlement Period	Derivative Instrument	Average Daily Volume	Total of Notional Volume	Strike Price
		In MMBtu
2014	Call Option	10,000	9,733,236	$3.90
2015	Call Option	15,000	10,696,392	$3.70
2016	Call Option	20,000	11,056,752	$3.65
2017	Call Option	25,000	11,184,600	$3.55
2018	Call Option	25,000	8,252,340	$3.45

Commodity derivative contracts | Crude oil derivatives
Derivative instruments and hedging activity
Schedule of derivative transactions outstanding with the associated notional volumes and weighted average underlying hedge prices

As of December 31, 2013, the following crude derivative transactions were outstanding with the associated notional volumes and weighted average underlying hedge prices:

Settlement Period	Derivative Instrument	Average Daily Volume	Total of Notional Volume	Strike Price
		In Bbls
2014	Fixed Price Swap	23	8,268	$92.00
2015	Fixed Price Swap	15	5,532	$92.00
2016	Fixed Price Swap	8	2,900	$92.00

2014	Call Option	289	105,624	$90.00
2015	Call Option	312	113,952	$80.00
2016	Call Option	361	131,796	$80.00
2017	Call Option	328	119,868	$80.00
2018	Call Option	218	79,452	$80.00